                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    INTEGRA BANK N.A.
Address: 21 S.E. THIRD STREET
         EVANSVILLE, IN 47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/s/ TONYA F. BORDERS             EVANSVILLE, IN                04/09/2010
--------------------------   ------------------------   ------------------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       130
Form 13F Information Table Value Total:   $51,867

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
         Column 1                 Column 2     Column 3 Column 4      Column 5          Column 6      Column 7      Column 8
---------------------------- ---------------- --------- -------- ------------------ ----------------- -------- -----------------
                                                                                        INVESTMENT
                                   TITLE                 MARKET                         DISCRETION            VOTING AUTHORITY
                                    OF                    VALUE   SHS OR  SH/  PUT/ ----------------- OTHER --------------------
          ISSUER                  CLASS         CUSIP   (X$1000) PRIN AMT PRIN CALL SOLE SHARED OTHER  MGRS  SOLE  SHARED  NONE
---------------------------- ---------------- --------- -------- -------- ---- ---- ---- ------ ----- ----- ------ ------ ------
COVIDIEN PLC                        SHS       G2554F105      344    6,835   SH         X                     6,835
COVIDIEN PLC                        SHS       G2554F105       84    1,670   SH                      X          870           800
NOBLE CORPORATION BAAR          NAMEN - AKT   H5833N103      883   21,114   SH         X                    20,959           155
NOBLE CORPORATION BAAR          NAMEN - AKT   H5833N103      111    2,655   SH                      X        1,655         1,000
TRANSOCEAN LTD                    REG SHS     H8817H100      657    7,605   SH         X                     7,555            50
TRANSOCEAN LTD                    REG SHS     H8817H100      105    1,215   SH                      X          815           400
SINOVAC BIOTECH LTD                 SHS       P8696W104       89   15,073   SH         X                    15,073
SINOVAC BIOTECH LTD                 SHS       P8696W104       14    2,430   SH                      X          958         1,472
FLEXTRONICS INTL LTD                ORD       Y2573F102      100   12,764   SH         X                    12,764
FLEXTRONICS INTL LTD                ORD       Y2573F102       16    1,991   SH                      X          788         1,203
ABB LTD                        SPONSORED ADR  000375204      874   40,012   SH         X                    40,012
ABB LTD                        SPONSORED ADR  000375204       94    4,325   SH                      X        2,825         1,500
AT&T INC                            COM       00206R102      148    5,742   SH         X                     5,742
AT&T INC                            COM       00206R102      143    5,526   SH                      X        5,526
ABBOTT LABS                         COM       002824100      948   17,987   SH         X                    17,987
ABBOTT LABS                         COM       002824100      184    3,500   SH                      X        2,400  1,000    100
ACTIVISION BLIZZARD INC             COM       00507V109      550   45,625   SH         X                    45,625
ACTIVISION BLIZZARD INC             COM       00507V109      100    8,300   SH                      X        4,300         4,000
ADOBE SYS INC                       COM       00724F101      503   14,220   SH         X                    14,070           150
ADOBE SYS INC                       COM       00724F101      103    2,925   SH                      X        1,925  1,000
AMAZON COM INC                      COM       023135106      532    3,915   SH         X                     3,915
AMAZON COM INC                      COM       023135106       94      690   SH                      X          410           280
APACHE CORP                         COM       037411105      220    2,170   SH         X                     2,120            50
APACHE CORP                         COM       037411105       45      445   SH                      X          145    300
APPLE INC                           COM       037833100      972    4,135   SH         X                     3,950           185
APPLE INC                           COM       037833100      168      715   SH                      X          315    400
BP PLC                         SPONSORED ADR  055622104    1,120   19,631   SH         X                    16,465  2,307    859
BP PLC                         SPONSORED ADR  055622104      164    2,871   SH                      X        2,796            75
BANK OF AMERICA CORPORATION         COM       060505104      803   44,990   SH         X                    43,426         1,564

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
BANK OF AMERICA CORPORATION         COM       060505104      131    7,315   SH                      X        4,565         2,750
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      944   23,685   SH         X                    23,685
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      167    4,200   SH                      X        2,600  1,500    100
BAXTER INTL INC                     COM       071813109      717   12,315   SH         X                    12,315
BAXTER INTL INC                     COM       071813109      132    2,275   SH                      X        1,175  1,000    100
BRISTOL MYERS SQUIBB CO             COM       110122108      305   11,439   SH         X                    11,439
BRISTOL MYERS SQUIBB CO             COM       110122108       48    1,810   SH                      X        1,810
CHEVRON CORP NEW                    COM       166764100      521    6,875   SH         X                     6,800            75
CHEVRON CORP NEW                    COM       166764100      153    2,024   SH                      X        2,024
CISCO SYS INC                       COM       17275R102      724   27,795   SH         X                    27,795
CISCO SYS INC                       COM       17275R102      127    4,860   SH                      X        2,985         1,875
CLOROX CO DEL                       COM       189054109      792   12,355   SH         X                    12,355
CLOROX CO DEL                       COM       189054109      171    2,665   SH                      X        1,965    600    100
COCA COLA CO                        COM       191216100    1,137   20,665   SH         X                    20,665
COCA COLA CO                        COM       191216100      188    3,425   SH                      X        2,325  1,000    100
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102      686   13,455   SH         X                    13,255           200
COGNIZANT TECHNOLOGY SOLUTIO       CL A       192446102      134    2,625   SH                      X        1,125  1,500
CUMMINS INC                         COM       231021106      943   15,225   SH         X                    15,225
CUMMINS INC                         COM       231021106      152    2,455   SH                      X        1,580           875
DANAHER CORP DEL                    COM       235851102      963   12,050   SH         X                    11,651     60    339
DANAHER CORP DEL                    COM       235851102      172    2,155   SH                      X        1,355    750     50
DU PONT E I DE NEMOURS & CO         COM       263534109      224    6,017   SH         X                     6,017
DU PONT E I DE NEMOURS & CO         COM       263534109       15      400   SH                      X          400
EMERSON ELEC CO                     COM       291011104      414    8,225   SH         X                     8,225
EMERSON ELEC CO                     COM       291011104       40      800   SH                      X          800
EXELON CORP                         COM       30161N101      217    4,950   SH         X                     4,950
EXELON CORP                         COM       30161N101       30      675   SH                      X          675
EXXON MOBIL CORP                    COM       30231G102    1,659   24,770   SH         X                    23,450         1,320
EXXON MOBIL CORP                    COM       30231G102      433    6,465   SH                      X        5,865    500    100
FIRST SOLAR INC                     COM       336433107      244    1,990   SH         X                     1,990
FIRST SOLAR INC                     COM       336433107       56      460   SH                      X          310    150
GENERAL ELECTRIC CO.                COM       369604103    1,061   58,307   SH         X                    57,982           325

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
GENERAL ELECTRIC CO.                COM       369604103      169    9,300   SH                      X        7,350  1,750    200
GILEAD SCIENCES INC                 COM       375558103      538   11,825   SH         X                    11,825
GILEAD SCIENCES INC                 COM       375558103      120    2,635   SH                      X        1,535  1,000    100
GOOGLE INC                         CL A       38259P508      441      777   SH         X                       767            10
GOOGLE INC                         CL A       38259P508      115      203   SH                      X          128            75
GRAINGER W W INC                    COM       384802104      716    6,625   SH         X                     6,625
GRAINGER W W INC                    COM       384802104      106      980   SH                      X          555           425
HALLIBURTON CO                      COM       406216101      168    5,560   SH         X                     5,410           150
HALLIBURTON CO                      COM       406216101       61    2,010   SH                      X        1,010         1,000
INTEGRA BK CORP                     COM       45814P105       98  157,421   SH         X                   131,071        26,350
INTEGRA BK CORP                     COM       45814P105       11   18,255   SH                      X                     18,255
INTEL CORP                          COM       4581740100     809   36,285   SH         X                    36,285
INTEL CORP                          COM       4581740100     113    5,090   SH                      X        3,090         2,000
JPMORGAN & CHASE & CO               COM       46625H100      488   10,895   SH         X                    10,895
JPMORGAN & CHASE & CO               COM       46625H100      192    4,300   SH                      X        3,300  1,000
JOHNSON & JOHNSON                   COM       478160104      781   11,978   SH         X                    11,978
JOHNSON & JOHNSON                   COM       478160104       21      325   SH                      X          325
KELLOGG CO                          COM       487836108      795   14,875   SH         X                    14,875
KELLOGG CO                          COM       487836108      160    2,990   SH                      X        1,890  1,000    100
MARKET VECTORS ETF TR           AGRIBUS ETF   57060U605      284    6,295   SH         X                     6,295
MARKET VECTORS ETF TR           AGRIBUS ETF   57060U605       25      550   SH                      X          550
MCDONALDS CORP                      COM       580135101      999   14,970   SH         X                    14,970
MCDONALDS CORP                      COM       580135101      224    3,350   SH                      X        2,450    900
MERCK & CO INC NEW                  COM       58933Y105      832   22,285   SH         X                    22,285
MERCK & CO INC NEW                  COM       58933Y105      106    2,835   SH                      X        1,735         1,100
MICROCHIP TECHNOLOGY INC            COM       595017104      729   25,885   SH         X                    25,735           150
MICROCHIP TECHNOLOGY INC            COM       595017104      140    4,975   SH                      X        3,475  1,500
MOSAIC CO                           COM       61945A107      451    7,415   SH         X                     7,315           100
MOSAIC CO                           COM       61945A107       94    1,550   SH                      X          950    600
NATIONAL BK GREECE S A         SPONSORED ADR  633643408       41   10,042   SH         X                    10,042
NATIONAL BK GREECE S A         SPONSORED ADR  633643408        2      474   SH                      X          154           320
NOVARTIS A G                   SPONSORED ADR  66987V109      228    4,210   SH         X                     4,210

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
NOVARTIS A G                   SPONSORED ADR  66987V109       61    1,125   SH                      X        1,125
ORACLE CORP                         COM       68389X105      525   20,420   SH         X                    20,135           285
ORACLE CORP                         COM       68389X105      134    5,225   SH                      X        2,725  2,500
PEPSICO INC                         COM       713448108    1,224   18,499   SH         X                    18,139     60    300
PEPSICO INC                         COM       713448108      211    3,190   SH                      X        2,340    750    100
PFIZER INC                          COM       717081103      672   39,183   SH         X                    39,183
PFIZER INC                          COM       717081103       50    2,900   SH                      X        2,900
PROCTOR & GAMBLE CO                 COM       742718109    1,305   20,624   SH         X                    20,249     75    300
PROCTOR & GAMBLE CO                 COM       742718109      219    3,465   SH                      X        2,865    500    100
SCHLUMBERGER LTD                    COM       806857108      693   10,927   SH         X                    10,436           491
SCHLUMBERGER LTD                    COM       806857108      110    1,735   SH                      X          985    750
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605      960   60,180   SH         X                    60,180
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605       88    5,525   SH                      X        2,525  3,000
SPECTRA ENERGY CORP                 COM       847560109      288   12,780   SH         X                    12,780
SPECTRA ENERGY CORP                 COM       847560109      120    5,324   SH                      X        3,824  1,500
SUNCOR ENERGY INC                   COM       867224107      580   17,815   SH         X                    17,590           225
SUNCOR ENERGY INC                   COM       867224107      130    3,996   SH                      X        1,982         2,014
SYSCO CORP                          COM       871829107      298   10,087   SH         X                    10,087
SYSCO CORP                          COM       871829107      159    5,384   SH                      X        5,384
TALISMAN ENERGY INC                 COM       87425E103      717   42,008   SH         X                    41,282           726
TALISMAN ENERGY INC                 COM       87425E103       96    5,650   SH                      X        2,650  3,000
TEVA PHARMACEUTICAL INDS LTD        ADR       881624209      917   14,531   SH         X                    14,506            25
TEVA PHARMACEUTICAL INDS LTD        ADR       881624209      151    2,397   SH                      X        1,348  1,049
UNITED TECHNOLOGIES CORP COM        COM       913017109      791   10,752   SH         X                    10,752
UNITED TECHNOLOGIES CORP COM        COM       913017109      141    1,920   SH                      X        1,345           575
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF   922042858    3,426   81,275   SH         X                    81,155           120
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF   922042858      507   12,025   SH                      X        7,525         4,500
VECTREN CORP                        COM       92240G101    1,155   46,739   SH         X                    46,089           650
VECTREN CORP                        COM       92240G101      212    8,586   SH                      X        6,586  2,000
VERIZON COMMUNICATIONS              COM       92343V104      302    9,740   SH         X                     9,740
VERIZON COMMUNICATIONS              COM       92343V104      104    3,355   SH                      X        3,355
WAL MART STORES INC                 COM       931142103      624   11,217   SH         X                    11,202            15

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
WAL MART STORES INC                 COM       931142103       85    1,525   SH                      X        1,025           500
WELLS FARGO & CO NEW                COM       949746101      384   12,354   SH         X                    12,353             1
WELLS FARGO & CO NEW                COM       949746101       37    1,189   SH                      X        1,189
WESTERN UN CO                       COM       959802109      378   22,310   SH         X                    22,060           250
WESTERN UN CO                       COM       959802109       88    5,200   SH                      X        3,200         2,000
   Final Total                                                     51,867